ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Feb. 26, 2021	Feb. 12, 2021	Jan. 26, 2021	Dec. 31, 2020
Cash	$ 120,086	$ 191,485				$ 198,473
Working Capital Deficit	$ 2,748,737	1,714,938
Membership interest	51.00%
NET INCOME (LOSS)	$ (1,497,773)	$ 5,373,015
Equity ownership, percentage				51.00%
Energy Wyze, LLC [Member]
Membership interest		100.00%
Preferred Stock Class A
Equity ownership, percentage	51.00%	51.00%
Class C Convertible Preferred Stock [Member]
Membership interest			51.00%
Class D convertible preferred stock [Member]
Membership interest	90.00%	90.00%
Undesignated Preferred Stock [Member]
Membership interest	100.00%				100.00%